Group Statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Profit/(loss) for the year	$ 265	$ (260)	$ 386
Adjustments reconciling profit/(loss) for the year to cash flow from operations	583	568	521
Cash flow from operations	848	308	907
Interest paid	(134)	(132)	(110)
Interest received	8	2	3
Contingent purchase consideration paid			(6)
Tax paid	(86)	(41)	(141)
Net cash from operating activities	636	137	653
Cash flow from investing activities
Purchase of property, plant and equipment	(17)	(26)	(75)
Purchase of intangible assets	(35)	(50)	(104)
Investment in associates		(2)	(10)
Investment in other financial assets	(5)	(5)	(9)
Acquisition of businesses, net of cash acquired			(292)
Deferred and contingent purchase consideration paid	(13)		(2)
Capitalised interest paid		(1)	(5)
Distributions from associates and joint ventures		5
Disposal of hotel assets, net of costs and cash disposed	44	1
Repayments of other financial assets	14	13	4
Disposal of equity securities		4
Net cash from investing activities	(12)	(61)	(493)
Cash flow from financing activities
Purchase of own shares by employee share trusts			(5)
Dividends paid to shareholders			(721)
Dividend paid to non-controlling interest			(1)
Transaction costs relating to shareholder returns			(1)
Issue of long-term bonds, including effect of currency swaps		1,093
(Repayment)/issue of commercial paper	(828)	738
Repayment of long-term bonds		(290)
Principal element of lease payments	(32)	(65)	(59)
(Decrease)/increase in other borrowings		(125)	127
Proceeds from currency swaps		3
Net cash from financing activities	(860)	1,354	(660)
Net movement in cash and cash equivalents in the year	(236)	1,430	(500)
Cash and cash equivalents at beginning of the year	1,624	108	600
Exchange rate effects	3	86	8
Cash and cash equivalents at end of the year	$ 1,391	$ 1,624	$ 108